FRANKLIN TEMPLETON INVESTMENTS
                              One Franklin Parkway
                               San Mateo, CA 94403




December 5, 2002


Filed Via EDGAR (CIK #0001124459)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

           RE:  FRANKLIN GLOBAL TRUST (Registrant)
                File Nos. 333-46996 and 811-10157


Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 26, 2002.

Sincerely yours,

FRANKLIN GLOBAL TRUST



David P. Goss
Associate General Counsel


DPG:ts

cc:   Bruce G. Leto, Esq.